Prepayments, Net - Schedule of Prepayments, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Schedule of Prepayments, Net [Abstract]
Prepayment	$ 8,276,452	$ 6,354,653
Less: allowance for prepayment	(114,785)	(114,792)	$ (120,113)	$ (209,412)
Total prepayments, net	$ 8,161,667	$ 6,239,861